Long-Term Commitments	12 Months Ended
Dec. 31, 2012
Long-Term Commitments [Abstract]
Long-Term Commitments
Long-term Commitments
The Company leases office facilities, equipment and automobiles under non-cancelable operating leases. These leases expire on varying dates; in some instances contain renewal and expansion options; do not restrict the payment of dividends or the incurrence of debt or additional lease obligations; and contain no significant purchase options. In addition to the base rental costs, occupancy lease agreements generally provide for rent escalations resulting from increased assessments for real estate taxes and other charges. Approximately 98% of the Company’s lease obligations are for the use of office space.
The consolidated statements of income include net rental costs of $416 million, $430 million and $421 million for 2012, 2011 and 2010, respectively, after deducting rentals from subleases ($10 million in 2012, $9 million in 2011 and $8 million in 2010). These net rental costs exclude rental costs and sublease income for previously accrued restructuring charges related to vacated space.

At December 31, 2012, the aggregate future minimum rental commitments under all non-cancelable operating lease agreements are as follows:

For the Years Ended December 31,	Gross Rental Commitments	Rentals from Subleases	Net Rental Commitments
(In millions of dollars)
2013	$404	$49	$355
2014	$359	$48	$311
2015	$315	$43	$272
2016	$279	$42	$237
2017	$236	$40	$196
Subsequent years	$1,227	$109	$1,118

The Company has entered into agreements, primarily with various service companies, to outsource certain information systems activities and responsibilities and processing activities. Under these agreements, the Company is required to pay minimum annual service charges. Additional fees may be payable depending upon the volume of transactions processed, with all future payments subject to increases for inflation. At December 31, 2012, the aggregate fixed future minimum commitments under these agreements are as follows:

For the Years Ended December 31,	Future Minimum Commitments
(In millions of dollars)
2013	$168
2014	87
2015	48
Subsequent years	118
$421